Interest-bearing loans and borrowings - long term - Summary of Compulsorily Convertible Debentures (Unsecured) Terms of Conversion of CCDs (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨) shares
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Total proceeds	₨ 16,504
Number Of Debentures | shares	879,232,955
Abha Solar Farms Limited [Member] | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 35
Maturity date	June 6, 2026, January 26, 2027 and May 24, 2027
Interest coupon rate	10.70%
Number Of Debentures | shares	346,874
Moratorium period	24 months
Face value of each CCD	₨ 100
Terms	CCDs shall compulsorily convert into such number of equity shares that equals the fair value of the equity shares on the date of conversion so issued. Face value of each CCD is INR 100.
Aalok Solar Farms Limited [Member] | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 35
Maturity date	June 6, 2026, January 26, 2027 and May 24, 2027
Interest coupon rate	10.70%
Number Of Debentures | shares	346,874
Moratorium period	24 months
Shreyas Solarfarms Limited | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 69
Maturity date	June 8, 2026, January 26, 2027 and June 8, 2027
Interest coupon rate	10.70%
Number Of Debentures | shares	693,700
Moratorium period	24 months
Heramba Renewables Limited | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 69
Maturity date	January 26, 2027 and May 24, 2027
Interest coupon rate	10.70%
Number Of Debentures | shares	693,750
Moratorium period	24 months
IB Vogt Solar Seven Private Limited | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	40 years
Total proceeds	₨ 23
Maturity date	August 18, 2060 and June 17, 2061
Interest coupon rate	10.00%
Number Of Debentures | shares	2,299,544
Moratorium period	24 months
Terms	One equity share will be issued for each CCD on the maturity date (1:1)
Renew Surya Roshani Private Limited | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	26 years
Total proceeds	₨ 15,308
Maturity date	August 5, 2048
Interest coupon rate	13.00%
Number Of Debentures | shares	866,076,759
Terms	One equity share will be issued for each CCD on the maturity date (1:1)
ReNew Solar Energy (Jharkhand Three) Private Limited [Member] | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	6 years
Total proceeds	₨ 965
Maturity date	March 31, 2027
Interest coupon rate	8.00%
Number Of Debentures | shares	8,775,454
Terms	One equity share will be issued for each CCD on the maturity date (1:1)